Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 2,178,540	¥ 1,863,599
Domestic, Japan | Pension benefits and SIPs | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	1,197,658	977,917
Domestic, Japan | Pension benefits and SIPs | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	12,177	11,205
Domestic, Japan | Pension benefits and SIPs | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	936,658	844,187
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	58,187	63,276
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	291,581	191,765
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	202,174	166,045
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	238,730	288,808
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	145,986	134,293
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	1,241,882	1,019,412
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	66,432	75,771
Foreign offices and subsidiaries | Pension benefits | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	66,432	75,771
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	6,226	5,787
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	28,207	39,712
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 31,840	¥ 30,093